Selected Quarterly Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Information (Unaudited)
Selected Quarterly Information — (Unaudited)
A summary of selected quarterly information follows (in thousands, except per share amounts):

	Three Months Ended
	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Service revenues	$25,086	$15,752	$37,105	$61,095
Product revenues	8,422	8,991	10,095	13,499
Total net revenues	33,508	24,743	47,200	74,594
Gross profit (loss)	6,853	(1,517)	16,475	37,809
Loss from operations	(12,640)	(22,519)	(2,452)	(16,661)
Interest expense, net	(3,836)	(2,911)	(3,022)	(3,203)
Other income (expense), net	(791)	84	91	180
Income tax expense (benefit)	1,072	154	2,079	(587)
Net income attributable to noncontrolling interests	(87)	(366)	(74)	(246)
Net loss applicable to ION	$(18,426)	$(25,866)	$(7,536)	$(19,343)
Net loss per share:
Basic	$(1.44)	$(1.86)	$(0.54)	$(1.38)
Diluted	$(1.44)	$(1.86)	$(0.54)	$(1.38)

	Three Months Ended
	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Service revenues	$23,828	$34,454	$52,615	$48,513
Product revenues	8,728	11,547	8,480	9,389
Total net revenues	32,556	46,001	61,095	57,902
Gross profit	6,101	15,618	30,109	23,811
Income (loss) from operations	(13,912)	(3,572)	9,936	(1,151)
Interest expense, net	(4,464)	(4,241)	(3,959)	(4,045)
Other income (expense), net	(5,068)	192	722	209
Income tax expense (benefit)	(418)	2,402	1,686	(3,646)
Net income attributable to noncontrolling interests	(316)	(418)	(78)	(53)
Net income (loss) applicable to ION	$(23,342)	$(10,441)	$4,935	$(1,394)
Net income (loss) per share:
Basic	$(1.98)	$(0.88)	$0.42	$(0.12)
Diluted	$(1.98)	$(0.88)	$0.41	$(0.12)

The sum of the quarterly per share information may not tie to per share information in the Consolidated Statements of Operations due to rounding.